Intangible assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 28,711	€ 32,700	€ 35,409
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	94,058	97,007
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	585	1,217	1,112
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 6,240	6,254
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
IXIARO®
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	24 years
Remaining useful life measured as period of time, intangible assets other than goodwill	10 years
Intangible assets other than goodwill	€ 27,700	30,600
IXIARO® | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 78,700	79,000
General development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
General development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Acquired R&D technology and projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 26,731	29,768	32,423
Acquired R&D technology and projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 80,514	80,724
Acquired R&D technology and projects | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Acquired R&D technology and projects | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 1,394	1,581	€ 1,737
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 7,304	€ 9,895
Development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	24 years